21. GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
Note 21 - GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the consolidated statements of operations consist of the following:

	2017	2016	2015
Salaries and benefits	$1,196,044	$1,159,264	$1,058,543
Management and consulting fees	464,122	924,561	973,499
Office and miscellaneous	443,043	495,465	282,382
Investor relations	365,609	257,973	179,252
Professional fees	323,293	359,053	413,977
Travel and promotion	246,453	171,877	195,605
Directors fees	157,862	166,013	127,874
Regulatory and compliance fees	101,245	242,656	51,907
Depreciation	14,761	12,005	14,201
	$3,312,432	$3,788,867	$3,297,240